COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

In December 2015, a purported Watsco shareholder, Nelson Gaskins, filed a derivative lawsuit in the U.S. District Court for the Southern District of Florida against Watsco’s Board of Directors. The Company is a nominal defendant. The lawsuit alleges breach of fiduciary duties regarding CEO incentive compensation and seeks to recover alleged excessive incentive compensation and unspecified damages. The defendants believe the claims are entirely without merit and intend to vigorously defend against them. We believe the ultimate outcome of this matter will not have a material adverse effect on our consolidated results of operations and consolidated financial position.

We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse effect on our financial condition or results of operations.

Self-Insurance

Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required. Reserves in the amounts of $2,951 and $3,214 at December 31, 2016 and 2015, respectively, were established related to such programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.

Variable Interest Entity

As of December 31, 2016, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entity meets the definition of Variable Interest Entity (“VIE”); however, we do not meet the requirements to include this entity in the consolidated financial statements. The maximum exposure to loss related to our involvement with this entity is limited to approximately $4,300. See “Self-Insurance” above for further information on commitments associated with the insurance programs and Note 12, under the caption “Off-Balance Sheet Financial Instruments,” for further information on standby letters of credit. At December 31, 2016, there were no other entities that met the definition of a VIE.

Operating Leases

We are obligated under various non-cancelable operating lease agreements for real property, equipment, vehicles and a corporate aircraft used in our operations with varying terms through 2025. We are committed to pay a portion of the actual operating expenses under certain of these lease agreements. These operating expenses are not included in the table below. Some of these arrangements have free or escalating rent payment provisions. We recognize rent expense under such arrangements on a straight-line basis over the lease term.

At December 31, 2016, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2017	$56,639
2018	48,420
2019	35,926
2020	21,650
2021	13,184
Thereafter	13,362

Total minimum payments	$189,181

Rental expense for the years ended December 31, 2016, 2015 and 2014, was $83,260, $82,581 and $81,155, respectively.

Purchase Obligations

At December 31, 2016, we were obligated under various non-cancelable purchase orders with our key suppliers for goods aggregating approximately $29,000, of which approximately $17,000 is with Carrier and its affiliates.